Fair Value Measurement - Summary of fair value measurements on a recurring basis and the level of inputs (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020 [1]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	$ 399,025	$ 36,120
Assets	602,578
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Public warrants	33,962
Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	123,690
Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	125,335
US government and agency
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	150,000
Short-term Investments [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	123,443
Short-term Investments [Member] | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	78,272
Short-term Investments [Member] | Corporate notes and bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	14,818
Short-term Investments [Member] | Municipal bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	2,000
Short-term Investments [Member] | US government and agency
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	28,353
Long-term Investments [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	80,110
Long-term Investments [Member] | Corporate notes and bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	65,135
Long-term Investments [Member] | US government and agency
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	14,975
Quoted Prices in Active Markets (Level 1) [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	123,690	$ 36,120
Assets	123,690
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Public warrants	33,962
Quoted Prices in Active Markets (Level 1) [Member] | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	123,690
Significant Other Observable Inputs (Level 2) [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	275,335
Assets	478,888
Significant Other Observable Inputs (Level 2) [Member] | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	125,335
Significant Other Observable Inputs (Level 2) [Member] | US government and agency
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	150,000
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	123,443
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member] | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	78,272
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member] | Corporate notes and bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	14,818
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member] | Municipal bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	2,000
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member] | US government and agency
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	28,353
Significant Other Observable Inputs (Level 2) [Member] | Long-term Investments [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	80,110
Significant Other Observable Inputs (Level 2) [Member] | Long-term Investments [Member] | Corporate notes and bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	65,135
Significant Other Observable Inputs (Level 2) [Member] | Long-term Investments [Member] | US government and agency
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investments	$ 14,975

[1]	Includes money market funds associated with the Company’s overnight investment sweep account.